Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(c) Initial public offering (“Offering”)

On February 27, 2025, the ordinary shares of the Company began trading on NYSE American LLC under the ticker symbol “LUD”. On February 28, 2025, the Company consummated its Offering of 2,500,000 ordinary shares, par value HK$0.25 (equivalent to $0.03) per share (the “Ordinary Shares”), at a public offering price of $4.00 per share. The Offering was conducted on a firm commitment basis, after deducting certain underwriting expenses, the Company received net proceeds of US$8,915,989.

In connection with the IPO, the Company granted the underwriters a 45-day option to purchase up to an additional 375,000 Ordinary Shares (the “Over-Allotment Option”) to cover over-allotments, if any. On April 7, 2025, the underwriters partially exercised the Over-Allotment Option, and the Company issued and sold an additional 190,000 Ordinary Shares at the offering price of $4.00 per share, generating additional net proceeds of $696,792.

Basis of presentation and principles of consolidation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The consolidated financial statements include the financial statements of the Company and its all subsidiaries. A subsidiary is an entity (including a structured entity), directly and indirectly, controlled by the Company. The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. All significant inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosed of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Management makes these estimates using the best information available at the time the estimates are made. Actual results could differ from those estimates. If actual results significantly differ from the Company’s estimates, the Company’s financial condition and results of operations could be materially impacted.

Significant accounting estimates reflected in the Company’s consolidated financial statements include, but not limited to allowance for expected credit losses on accounts receivable, notes receivable, contract assets and other current assets, allowance for inventory valuation and sales returns.

Foreign currency translation

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance sheet date. The resulting exchange differences are reported in the consolidated statement of operations and comprehensive income (loss).

The functional and reporting currency of the Company is United State Dollars. The financial records of the Company’s subsidiaries in the PRC and Hong Kong (“HK”) are maintained in their local currencies, as their functional currency which are Chinese Yuan (“RMB”) and Hong Kong Dollars. In general, for consolidation purposes, assets and liabilities of the Company’s subsidiaries whose functional currency is not US$ are translated into US$, in accordance with Accounting Standards Codifications (“ASC”) Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Revenues and expenses are translated at average rates prevailing during the period. The gains and losses resulting from translation of financial statements of foreign subsidiaries are recorded as a separate component of accumulated other comprehensive income (loss) within the consolidated statements of shareholders’ equity.

Total foreign translation adjustments income (loss) was $605,921, $(344,879) and $(566,358) for the years ended December 31, 2025, 2024 and 2023. The balance sheet amounts of subsidiary in the PRC, with the exception of its shareholders’ equity on December 31, 2025 and 2024 were translated at RMB6.9931 and RMB7.2993 to $1.0000, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income of PRC subsidiary for the fiscal years ended December 31, 2025, 2024 and 2023 were RMB7.1875, RMB7.1957 and RMB7.0809 to $1.0000, respectively. The balance sheet amounts of subsidiary in HK, with the exception of its shareholders’ equity on December 31, 2025 and 2024, and the average translation rates applied to statement of income for fiscal years ended December 31, 2025, 2024 and 2023, were all translated at HK$7.8000 to $1.0000. This rate reflects the pegged exchange rate under the Linked Exchange Rate System in Hong Kong, which has remained stable throughout the periods presented.

Cash and cash equivalents

Cash and cash equivalents primarily consist of cash and deposits with financial institutions which are unrestricted as to withdrawal and use. Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with original maturities of three months or less when purchased.

The Company maintains certain bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to HK$800,000 per depositor per Scheme member, including both principal and interest. As of December 31, 2025 and 2024, cash and cash equivalents in Hong Kong was $1,494,125 and $783,945, respectively.

The Company also maintains certain bank accounts in the PRC. Cash balances in bank accounts in the PRC are protected under Deposit Guarantee Scheme in accordance with the Deposit Insurance Regulation in PRC. The maximum protection is up to RMB500,000 per depositor per Scheme member, including both principal and interest. As of December 31, 2025 and 2024, cash and cash equivalents in the PRC was $3,022,544 and $7,348,710, respectively.

Restricted cash

The Company’s restricted cash mainly represents the secured deposits held in designated bank accounts for issuance of letter of credit and bank guarantee and is presented separately on the consolidated balance sheets and is included in the total cash and cash equivalents in the consolidated statements of cash flows. As of December 31, 2025 and 2024, restricted cash was $255,255 and $200,517 respectively.

Allowance for expected credit losses

The Company have adopted loss rate method and individual specific valuation method to calculate the credit loss and considered the reverent factors of the historical and future conditions of the Company to make reasonable estimation of the risk rate. For accounts receivable and other receivables aged less than 360 days, notes receivable and contract assets, the Company uses the loss rate method, which is a combination of historical rate method and adjustment rate method, to estimate the credit loss. For accounts receivable aged over 360 days and overdue retainage receivable, the Company uses the individual specific valuation method to estimate the credit loss.

The Company believes that the estimates utilized in preparing its consolidated financial statements are reasonable and prudent. Actual results could differ from these estimates. To the extent that there are material differences between these estimates and the actual results, future financial statements will be affected.

Accounts receivable, net

Accounts receivable are recognized initially at fair value and subsequently adjusted for any allowance for expected credit loss. The Company grants credit to customers, without collateral, under normal payment terms (typically 30 to 120 days after invoicing). Generally, invoicing occurs after the products were delivered. The carrying value of such receivables, net of allowance for expected credit loss, represents its estimated realized value. The Company expects to collect the outstanding balance of accounts receivable within one year.

The allowance for expected credit loss recognized against accounts receivable as of December 31, 2025 and 2024 was $1,911,104 and $1,929,117, respectively.

Notes receivable, net

Notes receivable are recorded at the face amount, adjusted for any allowance for expected credit loss. Notes receivable are issued by PRC financial institutions and corporates. The Company’s notes receivable generally mature and are due for payment 120 to 180 days from the date of issuance of notes and are classified as current assets.

The allowance for expected credit loss recognized against notes receivable as of December 31, 2025 and December 31, 2024 was $8,780 and $3,053, respectively.

Redemption receivable, net

Redemption receivable represents the receivable from redemption of the short-term investment in a private fund, without collateral and under payment terms of 120 days. It is initially recognized at fair value and subsequently adjusted for any allowance for expected credit loss.

The allowance for expected credit loss recognized against redemption receivable as of December 31, 2025 and 2024 was $54,579 and $nil, respectively.

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Cost is principally determined using the weighted-average method. The Company records adjustments to inventory for excess quantities, obsolescence or impairment when appropriate to reflect inventory at net realizable value. These adjustments are based upon a combination of factors including current sales volume, market conditions, lower of cost or market analysis and expected realizable value of the inventory.

The allowance for inventory valuation recognized as of December 31, 2025 and 2024 was $1,614,284 and $1,247,384, respectively, and effect of change in allowance for inventory valuation are recognized in cost of sales.

Contract assets, net

Contract assets, excluding any amounts presented as receivable, all the Company’s contract assets were retainage. Certain of our contracts contain retention provisions whereby a portion of the revenue earned is withheld from payment as a form of security until contractual provisions are satisfied. Allowance for expected credit loss on contract assets was assessed in accordance with ASC 326.

The allowance for expected credit loss recognized against contract assets as of December 31, 2025 and December 31, 2024 was $51,727 and $108,664, respectively.

Short-term investments

The Company’s short-term investments included investment in equity securities with readily determinable fair values and investment in a private fund with variable returns which is redeemable on demand after certain lock-up period.

The investment in equity securities is measured at fair value with changes in unrealized gains and losses included in current period operations according to ASC subtopic 321-10. During the years ended December 31, 2025, 2024 and 2023, the Company purchased certain publicly-listed equity securities through various open market transactions and accounted for such investments as “financial assets at FVTPL” and subsequently measure the investments at fair value. The Company recognized an unrealized fair value gain (loss) of short-term investments of $939,352, $(398,654), and $1,359, respectively, in the consolidated statements of operations and comprehensive income (loss) and included in other income, net for the years ended December 31, 2025, 2024 and 2023, respectively.

The investment in private fund represented the Company’s investment in participating shares of Stable Income Fund SP, a segregated portfolio of Global A Plus Investment SPC Ltd, an independent third party. The Company elected the fair value method at the date of initial recognition and carries such investment at fair value in accordance with ASC 825, Financial Instruments, for investments with variable returns referenced to performance of underlying assets. Change in the fair value of such investment is reflected in the consolidated statements of operations and comprehensive income (loss) as realized fair value gain (loss) of short-term investments included in other income, net. Fair value is estimated based on the net assets value provided by financial institutions at the end of each reporting period. During the years ended December 31, 2025, 2024 and 2023, the Company recognized a gain of $318,359, $nil and $nil. The investment had been fully redeemed as of December 31, 2025. As of December 31, 2025 and 2024, the balance of investment in private fund is $nil and $nil, respectively.

Other current assets

The Company’s other current assets represent cash in transit for fund transfers initiated and deducted from the Company’s bank account prior to the year-end date, but not yet been reflected in the recipient’s bank record due to banking process time. These amounts are expected to be settled within the next business day following the period end. Other current assets are carried at cost, less any applicable allowance for credit losses.

There is no allowance for expected credit loss recognized for both years ended December 31, 2025 and 2024.

Fair value of financial instruments

The Company applies the provisions of ASC 820, Fair Value Measurements and Disclosures, to the financial instruments that are required to be carried at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs that prioritizes the information used to develop our assumptions regarding fair value. Fair value measurements are separately disclosed by level within the fair value hierarchy.

●	Level 1 —	defined as observable inputs such as quoted prices in active markets for identical assets or liabilities;

●	Level 2 —	defined as inputs other than quoted prices in active markets, that are either directly or indirectly observable; and

●	Level 3 —	defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments primarily consist of cash and cash equivalents, restricted cash, accounts receivable, contract assets, notes receivable, other receivables, other current assets, short-term investments, short-term loans, accounts payable, other payables and refundable liabilities.

The carrying amount of long-term loans reported in the balance sheet approximates their fair value due to their fixed interest rates that approximate current market rates for similar instruments.

The Company holds certain equity securities that are measured at fair value through profit or loss (“FVTPL”) in accordance with the applicable accounting standards. The fair value of these equity securities is determined based on quoted market prices in active markets (Level 1). The carrying amount of the investment in equity securities reported in the balance sheet approximates their fair value due to their classification as FVTPL and the use of quoted market prices in active markets.

The carrying value of the Company’s financial instruments mentioned above are approximate fair value because of the short-term nature of these items.

The Company noted no transfers between levels during any of the periods presented. Except for investment in equity securities, the Company did not have any other instruments that were measured at fair value on a recurring nor non-recurring basis as of December 31, 2025 and 2024.

Employee benefit expenses

The Company compensates its employees through short-term employee benefits and defined contribution plans. Short-term employee benefits are recognized at the undiscounted amount of the benefits expected to be paid as and when employees rendered the services. All short-term employee benefits are recognized as an expense. A liability is recognized for benefits accruing to employees (such as wages and salaries) after deducting any amount already paid.

Payments to defined contribution plans are recognized as an expense when employees have rendered service entitling them to the contributions.

All eligible employees of the Company in the PRC are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Company is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries and to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Company’s obligations are limited to the amounts contributed. The Company recorded retirement benefit expenses for PRC staff of $344,778, $373,200 and $473,134 for the years ended December 31, 2025, 2024 and 2023, respectively.

All salaried employees of the Company in Hong Kong are enrolled in a Mandatory Provident Fund Scheme (“MPF scheme”) scheme under the Hong Kong Mandatory Provident Fund Schemes Ordinance, within two months of employment. The MPF scheme is a defined contribution retirement plan administered by an independent trustee. The Company makes regular contributions of 5% of the employee’s relevant income to the MPF scheme, subject to a maximum of $194 (equivalent to HKD 1,500) per month. Contributions to the plan vest immediately. The Company recorded retirement benefit expenses for HK staff of $29,084, $23,976 and $19,995 for the years ended December 31, 2025, 2024 and 2023, respectively.

In June 2022, the Hong Kong government gazetted the Mandatory Provident Fund Schemes (Amendment) Ordinance 2021 (the “Amendment Ordinance”), which will eventually abolish the statutory right of an employer to reduce its long service payment payable to a Hong Kong employee by drawing on its mandatory contributions to the MPF scheme. The abolition will officially take effect on the Transition Date (i.e. May 1, 2025). Separately, the Hong Kong government is also expected to introduce a subsidy scheme to employers for a period of 25 years after the Transition Date on the LSP payable by employers up to a certain amount per employee per year. Among other things, once the abolition of the offsetting mechanism takes effect, an employer can no longer use any of the accrued benefits derived from its mandatory MPF contributions (irrespective of the contributions made before, on or after the Transition Date) to reduce the long service payment in respect of an employee’s service from the Transition Date. However, where an employee’s employment commenced before the Transition Date, the employer can continue to use the above accrued benefits to reduce the long service payment in respect of the employee’s service up to that date; in addition, the long service payment in respect of the service before the Transition Date will be calculated based on the employee’s monthly salary immediately before the Transition Date and the years of service up to that date. The Company has assessed that the Amendment Ordinance has no material impact on the Company’s LSP liability with respect to employees in Hong Kong.

Property, plant, and equipment, net

Property, plant, and equipment are stated at cost less accumulated depreciation and impairment loss, and include expenditure that substantially increases the useful lives of existing assets. Expenditures for repairs and maintenance, which do not extend the useful life of the assets, are expensed as incurred, whereas significant renewals and betterments are capitalized. Depreciation is provided over their estimated useful lives with an estimated residual value of the assets, using the straight-line method. Estimated useful lives are as follows:

Asset type	Estimated useful life
Buildings	5 – 20 years
Plant and machinery	3 – 10 years
Furniture and fixture	3 – 10 years
Computers and office equipment	3 – 10 years
Motor vehicles	3 – 5 years

When assets are sold or retired, their costs and accumulated depreciation are derecognized from the consolidated financial statements and any gain or loss resulting from their disposal is recognized in the period of disposition as an element of other income.

Intangible assets, net

Intangible assets are non-monetary assets without physical substance. These items are initially measured at cost and subsequently carried at cost less any accumulated amortization and impairment losses. Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Amortization of finite-lived intangible assets is computed using the straight-line method over the estimated useful lives, which is as follows:

Category	Useful life
Land use-right	50 years
Patents	10 years

Impairment of long-lived assets

The Company accounts for impairment of long-lived assets in accordance with the relevant ASC, primarily ASC 360, Property, Plant, and Equipment, and ASC 350, Intangibles — Goodwill and Other. Long-lived assets consist primarily of property, plant and equipment and intangible assets.

For property, plant and equipment, in accordance with ASC 360, the Company evaluates the carrying value whenever a triggering event occurs, or when events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. Recoverability is assessed by comparing the carrying amount of the asset group to the estimated undiscounted future net cash flows expected to be generated. Examples of triggering events include significant disposals of a portion of assets or adverse changes in the market or business environment. If the asset group is determined not to be recoverable, the Company measures the fair value and recognizes an impairment loss if the fair value is less than the carrying amount. The determination of fair value, based on reasonable and supportable assumptions and projections, requires significant subjective judgment. Depending on the assumptions and estimates used, the fair value of the asset group can vary within a range of outcomes. The Company considers the likelihood of possible outcomes in determining the best estimate of fair value.

For intangible assets, in accordance with ASC 350, the Company evaluates indefinite-lived intangible assets for impairment at least annually or more frequently if triggering events occur, by comparing their fair value to their carrying amount. Definite-lived intangible assets are amortized over their estimated useful lives and are evaluated for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

The Company did not record any impairment charges related to its long-lived assets for the years ended December 31, 2025, 2024, and 2023. There can be no assurance, however, that future events will not negatively impact the Company’s operations or financial position, which could result in future impairment charges.

Leases

The Company adopted this Accounting Standards Update (“ASU”) and related amendments as of January 1, 2021 and made an accounting policy election to not include leases with an initial term of 12 months or less on the balance sheets and the short term lease expenses. The Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2021 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs. No cumulative-effect adjustment to retained earnings was required upon adoption of Topic 842 as payments made under operating leases are also recognized as an expense on a straight-line basis over the lease term prior to the adoption of ASC 842. The Company makes an accounting policy election not to separate non-lease components to measure the lease liability and lease asset.

Operating leases

Upon adoption of ASC 842, the lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term, operating leases are recognized as right-of-use assets (“ROU”) in non-current assets and lease liabilities in non-current liabilities in the consolidated balance sheets if the initial lease term is greater than 12 months. For all operating leases with an initial term of 12 months or less the Company elects to recognizes as short term lease and expenses lease payments on a straight-line basis over the lease term.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, management uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Management uses the implicit rate when readily determinable. Lease expense is recognized on a straight-line basis over the lease term and are included in general and administrative (“G&A”) expenses.

During the years ended December 31, 2025, 2024 and 2023, the Company incurred total operating lease expenses of $147,521, $81,538 and $80,385, respectively. A portion of operating lease expenses relates to an office lease with a related party, Won Fittings Company Limited, which is wholly owned by a director, Ms. Liu Liangping (Note 21).

Value-added taxes (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The Company’s products manufactured and sold by the PRC subsidiary are subject to a VAT on the gross sales price. The Company is subject to a VAT rate of 13%. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products, and other expenses.

Revenue Recognition

The Company recognizes revenue in accordance with ASC Topic 606 Revenue from Contracts with Customers. Revenue is recognized when control of the promised goods or services is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods or services. Revenue is recognized when the following 5-step revenue recognition criteria are met:

1)	Identify the contract with a customer

2)	Identify the performance obligations in the contract

3)	Determine the transaction price

4)	Allocate the transaction price

5)	Recognize revenue when or as the entity satisfies a performance obligation.

The Company considers customer purchase orders, which in some cases are governed by master sales agreements, to be the contracts with a customer. As part of its consideration of the contract, the Company evaluates certain factors including the customer’s ability to pay (or credit risk). For each contract, the Company considers the promise to transfer products, each of which are distinct, to be the identified performance obligations.

In determining the transaction price the Company evaluates whether the price is subject to refund or adjustment to determine the net consideration to which the Company expects to be entitled.

The Company allocates the transaction price to each distinct product based on their relative standalone selling price.

Revenue is recognized when control of the product is transferred to the customer (i.e., when the Company’s performance obligation is satisfied at a point in time), which typically occurs at delivery.

Revenue from the self-manufactured production sales

Revenue from self-manufactured production sales generates from both domestic and oversea customers. For domestic self-manufactured production sales, revenue is recognized at the point in time control of the products is transferred, generally upon customer receipt based upon the standard contract terms. For oversea self-manufactured sales, the Company sells its products either under free onboard (“FOB”) shipping point term or under FOB destination term. For sales under FOB shipping point term, the Company recognize revenues when products are loaded on the vessels. Product delivery is evidenced by warehouse shipping logs as well assigned shipping bills from the shipping companies. For sales under FOB destination term, the Company recognize revenues when the products are delivered and accepted by customers.

Revenue from the self-manufactured production sales are recognized net of expected sales return and value added taxes. The Company does not routinely permit customers to return products, while in certain conditions product changes are allowed, and historically customer returns have been immaterial and due to the nature of Company’s products, there was warranty offered per contract. However historically warranty expenses were immaterial. The Company’s sales returns are generally recognized according to i) repurchase percentage stipulated in sales agreements with certain customers or ii) estimated return rate base on historical experience and industry practice for those sales agreement without repurchase terms. The Company determines repurchase terms in sales contracts as sales return rather than repurchase arrangement as repurchase price usually are the same as selling price.

The Company recognized purchase obligation derived from sales return as refundable liability and related product cost that will be returned as inventories to be returned on balance sheet at end of each financial period. The estimate is based on accumulated sales revenue and stipulated repurchase percentage or estimated return rate. No significant sales return occurred historically, therefore, the Company determined estimated return rates for those sales agreements without repurchase terms are not significant, refundable liability as of December 31, 2025 and 2024 represents obligations related to sales agreements with repurchase term.

The Company generally provides rights of return up to certain percentage of contract for certain customers. As of December 31, 2025 and 2024, refundable liabilities of $331,737 and $1,303,748 were provided, respectively.

Revenue from trading sales to overseas market

For trading sales, the Company presents the revenue on a gross basis as the Company act as principal in trading sales. Prices are determined based on negotiations with the Company’s customers and are not subject to adjustment. the Company sells its products either under free onboard (“FOB”) shipping point term or under FOB destination term. For sales under FOB shipping point term, the Company recognize revenues when products are loaded on the vessels. Product delivery is evidenced by warehouse shipping logs as well assigned shipping bills from the shipping companies. For sales under FOB destination term, the Company recognize revenues when the products are delivered and accepted by customers.

Shipping and handling activities are considered to be fulfillment activities rather than promised services and are not, therefore, considered to be separate performance obligations. Payment terms for product sales are generally set at 30 – 120 days after the consideration becomes due and payable.

Disaggregation of revenue

The Company disaggregates its revenue by business model which the Company believes best depicts how the nature, amount, timing, and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenue for the years ended December 31, 2025, 2024 and 2023 is as following:

	For the years ended December 31,
Revenue stream	2025	2024	2023
Self-manufactured production sales revenue	$24,573,665	$37,581,158	$45,966,687
Trading sales revenue	8,961,686	7,282,272	5,461,367
Total revenue	$33,535,351	$44,863,430	$51,428,054

The table below shows the breakdown of sales revenue by geographical locations of our customers for the years ended December 31, 2025, 2024 and 2023:

	For years ended December 31,
Revenue by International Markets:	2025	2024	2023
The PRC	$22,397,641	$36,863,348	$45,237,236
South America	6,708,846	4,100,965	2,769,090
Australia	1,020,860	1,802,150	1,373,689
Europe	219,957	368,772	666,772
North America	828,038	699,013	445,423
Asia excluding the PRC	2,281,627	871,783	888,563
Others	78,382	157,399	47,281
Total revenue	$33,535,351	$44,863,430	$51,428,054

The table below sets out our revenue by product categories for the periods indicated:

	For the years ended December 31,
Revenue by product	2025	2024	2023
Fittings	$11,018,432	$13,617,429	$9,784,712
Flanges	21,732,191	30,923,382	40,773,687
Others	784,728	322,619	869,655
Total	$33,535,351	$44,863,430	$51,428,054

Contract liabilities

A contract liability is recognized when the customer pays consideration before the Company recognized the related revenue. A contract liability would also be recognized if the Company has an unconditional right to receive consideration before the Company recognized the related revenue.

Contract liability at the beginning of each reporting period recognized in revenue for years ended December 31, 2025, 2024 and 2023 are $201,471, $203,507 and $214,626, respectively.

Cost of sales

Cost of sales consists primarily of cost of materials, direct labor costs and overhead costs that are directly attributable to products and services provided.

Selling expenses

Selling expenses include sales commission for bidding consultation, freight expenses and entertainment expenses.

General and administrative expenses

General and administrative expenses include management and office staff salaries and employee benefits, depreciation of office furniture and equipment, staff salaries, transportation and entertainment, bank charges, expected credit loss charge, other office expenses and audit fees.

Research and development costs

Research and development activities are directed toward the development of new products as well as improvements in existing processes. These costs, which primarily include salaries, contract services and supplies, are expensed as incurred.

Income taxes

Current income taxes are recorded in accordance with the regulations of the relevant tax jurisdictions. The Company accounts for income taxes under the asset and liability method in accordance with ASC 740, Income Tax. Under this method, deferred tax assets and liabilities are recognized for the tax consequences attributable to differences between carrying amounts of existing assets and liabilities in the financial statements and their respective tax basis, and operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period of change. Valuation allowances are established when necessary to reduce the amount of deferred tax assets if it is considered more likely than not that amount of the deferred tax assets will not be realized. The Company records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

To the extent applicable, the Company records interest and penalties as other expenses. All of the tax returns of the Company’s PRC subsidiary remain subject to examination by the PRC tax authorities for five years from the date of filing. The fiscal years for tax purpose in the PRC are ended at December 31. All of the tax returns of the Company’s HK subsidiary remain subject to examination by HK tax authorities for seven years from the date of filing.

The Company and its subsidiaries are not subject to U.S. tax laws and local state tax laws. The Company’s income and that of its related entities must be computed in accordance with Chinese and Hong Kong tax laws, as applicable, and all of which may be changed in a manner that could adversely affect the amount of distributions to shareholders. There can be no assurance that Income Tax Laws of PRC and Hong Kong will not be changed in a manner that adversely affects shareholders. In particular, any such change could increase the amount of tax payable by the Company, reducing the amount available to pay dividends to the holders of the Company’s ordinary shares.

Comprehensive income (loss)

Comprehensive income (loss) is defined as the change in equity during the year from transactions and other events, excluding the changes resulting from investments by owners and distributions to owners, and is not included in the computation of income tax expense or benefit. Accumulated comprehensive income (loss) consists of foreign currency translation. The Company presents comprehensive income (loss) in accordance with ASC Topic 220, “Comprehensive Income”.

Earnings (loss) per share

The Company calculates earnings (loss) per share in accordance with ASC Topic 260 “Earnings per Share.” Basic earnings (loss) per share is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential ordinary shares equivalents had been issued and if the additional common shares were dilutive. As of December 31, 2025 and 2024, there were no dilution impact.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and environmental claims arising out of the normal course of businesses that relate to a wide range of matters, including among others, contracts breach liability. The Company records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history, scientific evidence and the specifics of each matter. The Company’s management has evaluated all such proceedings and claims that existed as of December 31, 2025 and 2024.

Segment reporting

The Company follows FASB ASC Topic 280, Segment Reporting, segments are defined as components of a company that engage in business activities from which they may earn revenues and incur expenses, and for which separate financial information is available and is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. Our chief operating decision maker, who is our chief executive officer, manages the business under two operating segments, which are our reportable segments: (1) Hong Kong trading, and (2) PRC manufacturing.

Related party

In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm’s-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent Company and its subsidiaries; and f) other parties that have ability to significant influence the management or operating policies of the entity. The Company discloses all significant related party transactions.

Recently issued accounting pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

New accounting standards which have been adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which requires that an entity, on an annual basis, disclose additional income tax information, primarily related to the rate reconciliation and income taxes paid. The amendment in the ASU is intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in this Update are effective for annual periods beginning after December 15, 2024. The Company adopted this update beginning January 1, 2025 and the required information was disclosed in Note 22.

New accounting standards which have not yet been adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 22) - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. In January 2025, the FASB issued ASU No. 2025-01, which clarifies the effective date of ASU No. 2024-03. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company does not expect to adopt ASU No. 2024-03 early and is currently evaluating the impact of adopting this standard on its consolidated financial statements.

In August 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Trade Receivables and Contract Assets. ASU No. 2025-05 provides a practical expedient and accounting policy election to allow entities to measure expected credit losses on certain trade receivables and contract assets using a provision matrix approach. The ASU is effective for annual periods beginning after December 15, 2025, and interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the potential effect of this ASU on its credit loss estimation methodology.

In September 2025, the FASB issued ASU No. 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software, which is intended to improve the operability of the guidance by removing all references to software development project stages so that the guidance is neutral to different software development methods. The ASU is effective for annual periods beginning after December 15, 2027, and interim periods within those fiscal years, with early adoption permitted. The Company is evaluating the potential effect of this ASU on its accounting for internal-use software development costs.

In December 2025, the FASB issued ASU No. 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which provides updated guidance on how to recognize, measure, and present government grants. The ASU will be effective for annual reporting periods beginning after December 15, 2028, including interim periods within those fiscal years. with early adoption permitted. The Company is assessing the effect of this update on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive income (loss) and statements of cash flows.